Share-Based Payments (Details) - Schedule of Share Options Outstanding - shares	Jun. 30, 2024	Dec. 31, 2023
Schedule of Share Options Outstanding [Abstract]
Opening balance as of January 1,	732,513	1,070,999
Granted during the year		217,001
Exercised during the year	(169,548)	(555,487)
Ending shares option	562,965	732,513